COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
COMMITMENTS AND CONTINGENCIES
Purchase commitments relating to capital expenditures	$ 172,200
Total	478,963
Committed subscription proceeds for San Nicolas project	290,000
2025
COMMITMENTS AND CONTINGENCIES
Total	412,378
2026
COMMITMENTS AND CONTINGENCIES
Total	34,126
2027
COMMITMENTS AND CONTINGENCIES
Total	15,370
2028
COMMITMENTS AND CONTINGENCIES
Total	5,137
2029
COMMITMENTS AND CONTINGENCIES
Total	4,836
Thereafter
COMMITMENTS AND CONTINGENCIES
Total	$ 7,116
Kittila | Finland
COMMITMENTS AND CONTINGENCIES
Period of royalty payments commencement	12 months
Royalties Percentage	2.00%
Terrex property at LaRonde | Quebec, Canada | Net profit interest
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	5.00%
LaRonde Zone 5 mine | Quebec, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.00%
Meliadine | Nunavut, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.20%
Amaruq mine | Nunavut, Canada
COMMITMENTS AND CONTINGENCIES
Number of royalty agreements	2
Amaruq mine | Nunavut, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.40%
Amaruq mine | Nunavut, Canada | Net profit interest
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	12.00%
Hope Bay | Nunavut, Canada
COMMITMENTS AND CONTINGENCIES
Number of royalty agreements	3
Hope Bay | Nunavut, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.00%
Number of royalty agreements	2
Hope Bay | Nunavut, Canada | Net profit interest
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	12.00%
Number of royalty agreements	1
Fosterville | Victoria, Australia | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Number of royalty agreements	2
Contingent liability for guarantees
COMMITMENTS AND CONTINGENCIES
Guarantees	$ 1,035,600
Minimum | Quebec, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.50%
Minimum | Pinos Altos | Mexico | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.50%
Minimum | Macassa mine | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	0.50%
Minimum | Detour Lake | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	0.50%
Minimum | Fosterville | Victoria, Australia | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.00%
Maximum | Quebec, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	5.00%
Maximum | Pinos Altos | Mexico | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	3.50%
Maximum | Macassa mine | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	1.50%
Maximum | Detour Lake | Ontario, Canada | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.00%
Maximum | Fosterville | Victoria, Australia | Net Smelter Royalty
COMMITMENTS AND CONTINGENCIES
Royalties Percentage	2.75%